UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA SHORT-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                          USAA SHORT-TERM Fund

                                      [GRAPHIC OF SHORT-TERM FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004                              USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

       FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

       PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

       PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

       VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

       CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

            (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

            (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: Depfa Bank plc, Dexia Credit Local, La Salle National Bank, N.A., Morgan Stanley, or Wells Fargo Bank, N.A.

            (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following companies:
                   Connecticut General Life Insurance, Continental Casualty Co., Credit Suisse First Boston, Inc., or Texas Permanent School Fund.

            (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CDC IXIS Financial Guaranty, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

            COP    Certificate of Participation

            ETM    Escrowed to final maturity

            GO     General Obligation

            IDA    Industrial Development Authority/Agency

            IDB    Industrial Development Board

            IDRB   Industrial Development Revenue Bond

            ISD    Independent School District

            MFH    Multifamily Housing

            MLO    Municipal Lease Obligation

            PCRB   Pollution Control Revenue Bond

            PRE    Prerefunded to a date prior to maturity

            RB     Revenue Bond

            SAVRS  Select Auction Variable Rate Securities

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (38.5%)

                ALABAMA (0.1%)
    $ 1,000     Prattville Industrial Development PCRB, Series 1998                   4.90%       9/01/2008     $    1,055

                Alaska (0.4%)
      6,500     North Slope Borough GO, Series 1998A (INS)                            4.60(a)     6/30/2008          5,895

                ARIZONA (1.3%)
                Arizona Health Facilities Auth. RB,
        650       Series 2004A                                                        4.00        4/01/2005            652
      1,495       Series 2004A                                                        4.00        4/01/2010          1,521
      1,350       Series 2004A                                                        4.00        4/01/2012          1,356
      3,500     Prescott Health Care Facility IDA RB, Series 2001                     4.50       10/17/2006          3,594
     10,000     Transportation Board RB, Series 2002                                  5.00       12/15/2005         10,281

                COLORADO (0.3%)
                Denver Health and Hospital Auth. RB,
      1,180       Series 1998A                                                        5.13       12/01/2006          1,225
      1,250       Series 1998A                                                        5.25       12/01/2007          1,320
      1,250       Series 1998A                                                        5.25       12/01/2008          1,329
        150       Series 2001A                                                        5.25       12/01/2006            156
        370       Series 2001A                                                        5.25       12/01/2007            391

                CONNECTICUT (0.2%)
                Mashantucket (Western) Pequot Tribe RB,
      1,235       Series 1996A (ETM)(c)                                               6.50        9/01/2006          1,322
      1,265       Series 1996A(c)                                                     6.50        9/01/2006          1,338

                HAWAII (0.4%)
      4,720     Honolulu GO, Series 1999C (INS)                                       5.00        7/01/2008          5,116

                IDAHO (0.3%)
                Health Facilities Auth. RB,
        810       Series 1998                                                         4.65        5/01/2005            815
        860       Series 1998                                                         5.38        5/01/2006            889
        950       Series 1998                                                         5.38        5/01/2007          1,003
      1,005       Series 1998                                                         5.38        5/01/2008          1,073

                ILLINOIS (3.6%)
     20,000     Chicago Board of Education GO, Series 1999A (INS)                     4.50(a)    12/01/2009         17,110
      2,515     Chicago Special Assessment Improvement Bonds, Series 2002             6.13       12/01/2012          2,600
                Chicago Water RB,
      2,965       Series 1997 (ETM) (INS)                                             5.00(a)    11/01/2005          2,914
     13,300       Series 1997 (INS)                                                   5.00(a)    11/01/2005         13,065
      1,250     Cook County Community Consolidated School District No. 21 GO,
                  Tax Anticipation Warrants, Series 2003                              3.75        4/15/2005          1,255
                Health Facilities Auth. RB,
        920       Series 2001 (Decatur Memorial Hospital)                             4.38       10/01/2006            947
        990       Series 2001 (Decatur Memorial Hospital)                             4.50       10/01/2007          1,034
        945       Series 2001A (Edward Hospital) (INS)                                4.10        2/15/2006            964
      1,925       Series 2001A (Edward Hospital) (INS)                                4.20        2/15/2007          1,996
      2,000       Series 2001A (Edward Hospital) (INS)                                4.25        2/15/2008          2,100
      1,195       Series 2001A (Edward Hospital) (INS)                                5.00        2/15/2009          1,297
      2,109     Sangamon County RB (MLO) (acquired 6/29/1999; cost $2,109)(b)         5.05       12/15/2005          2,129

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                INDIANA (0.2%)
    $ 3,000     Health Facility Financing Auth. RB,
                  Series 1999A (INS)                                                  5.00%      11/01/2009     $    3,279

                IOWA (0.6%)
      4,850     Clinton Refunding IDRB, Series 2000                                   5.80       11/01/2005          4,995
      2,000     Dubuque PCRB, Series 1998                                             2.50       11/01/2005          1,998
      1,000     Lansing PCRB, Series 1998                                             3.60       11/01/2008            996

                LOUISIANA (1.7%)
      3,600     Calcasieu Parish IDB RB, Series 2001                                  4.80       12/01/2006          3,732
                Jefferson Parish School Board RB,
      3,170       Series 1998 (INS)                                                   4.80(a)     9/01/2007          2,963
      2,090       Series 1998 (INS)                                                   4.90(a)     3/01/2008          1,919
                Plaquemines Port, Harbor, and Terminal District RB,
      5,250       Series 1985B                                                        5.00        9/01/2007          5,260
      8,000       Series 1985C                                                        5.00        9/01/2007          8,015

                MARYLAND (1.1%)
     13,020     Health and Higher Education Facilities Auth. RB (MLO),
                  Series 2003C (acquired 3/05/2003; cost $13,020)(b)                  5.00        2/01/2013         13,987

                MASSACHUSETTS (2.1%)
                Commonwealth GO,
     12,575       Series 2000B (ETM)                                                  5.50        6/01/2008         13,790
      1,425       Series 2000B (ETM)                                                  5.50        6/01/2008          1,563
                Health and Educational Facilities Auth. RB,
      3,445       Series 1998B (INS)                                                  5.00        7/01/2006          3,559
      3,645       Series 1998B (INS)                                                  5.25        7/01/2007          3,849
      1,640       Series 1998B (INS)                                                  5.25        7/01/2008          1,756
                Port Auth. RB,
      1,540       Series 2003A (INS)                                                  5.00        7/01/2010          1,700
      1,230       Series 2003A (INS)                                                  5.00        7/01/2012          1,363

                MICHIGAN (0.7%)
                Hospital Finance Auth. RB, Genesys Health System Medical Center,
      2,500       Series 1998A (ETM)                                                  5.50       10/01/2006          2,640
      1,500       Series 1998A (ETM)                                                  5.50       10/01/2007          1,626
      1,000       Series 1998A (ETM)                                                  5.50       10/01/2008          1,108
      3,900     Wayne County COP (INS)                                                5.63        5/01/2011          4,258

                MINNESOTA (0.4%)
                St. Paul Housing and Redevelopment Auth. Hospital RB,
      1,485       Series 1997A                                                        5.20       11/01/2005          1,488
      1,560       Series 1997A                                                        5.30       11/01/2006          1,568
      1,645       Series 1997A                                                        5.35       11/01/2007          1,662

                MISSISSIPPI (2.5%)
     13,000     Adams County PCRB, Series 1994A                                       5.50       12/01/2005         13,418
      1,950     Hospital Equipment and Facilities Auth. RB, Series 2000               5.75       12/01/2005          1,957
                Jones County Hospital RB,
      1,000       Series 1997                                                         5.00       12/01/2005          1,015
      1,050       Series 1997                                                         5.00       12/01/2006          1,082

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
    $ 1,105       Series 1997                                                         5.10%      12/01/2007     $    1,154
      1,155       Series 1997                                                         5.20       12/01/2008          1,199
     11,930     Lafayette County Hospital RB, Series 1997                             5.50        3/01/2009         12,637

                MISSOURI (0.7%)
      9,000     Kansas City IDA PCRB, Series 2002                                     4.50        4/01/2006          9,158

                NEBRASKA (0.4%)
                Investment Finance Auth. Hospital RB,
        465       Series 1997 (INS)                                                   4.90       11/15/2005            476
        440       Series 1997 (INS)                                                   5.00       11/15/2006            460
        410       Series 1997 (INS)                                                   5.00       11/15/2007            436
        505       Series 1997 (INS)                                                   5.05       11/15/2008            540
      2,570     O'Neil IDRB, Series 2001                                              4.80        5/01/2009          2,754

                NEW JERSEY (0.2%)
      2,500     Economic Development Auth. RB, Series 2004                            5.00        6/15/2008          2,683

                NEW MEXICO (0.9%)
                Jicarilla Apache Nation RB,
        700       Series 2003A(c)                                                     4.00        9/01/2008            724
      1,500       Series 2003A(c)                                                     5.00        9/01/2011          1,615
      1,850       Series 2003A(c)                                                     5.00        9/01/2013          1,981
      7,500     Sandoval County Incentive Payment RB, Series 2004                     4.25       12/01/2006          7,710

                NEW YORK (9.3%)
      3,995     Albany IDA RB, Series 2002A                                           5.25        7/01/2008          4,248
      7,000     Convention Center Operating Corp. COP                                 5.25        6/01/2008          7,231
                Dormitory Auth. RB, Community Enhancement Facilities,
      1,675       Series 1999B                                                        4.00        4/01/2005          1,683
      1,740       Series 1999B                                                        4.00        4/01/2006          1,774
      5,000     Dormitory Auth. RB, Good Samaritan Hospital,
                  Series 1998A (ETM) (INS)                                            5.50        7/01/2009          5,602
     20,360     Long Island Power Auth. RB, Series 2000A (ETM) (INS)                  5.15(a)     6/01/2006         19,717
      3,500     Municipal Bond Bank Agency RB, Series 2003C                           5.25       12/01/2009          3,873
     10,000     Nassau County Interim Finance Auth. Refunding Bonds,
                  Series 2003B (INS)                                                  4.00       11/15/2008         10,551
                New York City GO,
      4,900       Series 1998F                                                        5.50        8/01/2006          5,139
      6,420       Series 1998F                                                        5.50        8/01/2007          6,893
      3,000       Series 1999H                                                        5.00        3/15/2008          3,213
      1,525       Series 2001A (ETM)                                                  5.00        5/15/2007          1,623
      2,225       Series 2001A                                                        5.00        5/15/2007          2,368
      3,940       Series 2001A (ETM)                                                  5.00        5/15/2008          4,280
                New York City Transitional Finance Auth. RB,
      2,150       Series 1999A (ETM)                                                  5.00        8/15/2008          2,347
      7,850       Series 1999A (economically defeased)                                5.00        8/15/2008          8,570
      2,000     Thruway Auth. Highway and Bridge Service Contract Bonds,
                  Series 2003A                                                        5.00        3/15/2010          2,183
                Thruway Auth. Highway and Bridge Trust Fund Bonds,
     10,000       Series 1999B (INS)                                                  5.00        4/01/2008         10,813
      7,650       Series 2000B (INS)                                                  5.50        4/01/2008          8,388
      9,500     Tobacco Settlement Financing Corp. RB, Series 2003A-1                 5.00        6/01/2010         10,332
      2,015     Ulster County IDA RB, Series 1999 (LOC - Manufacturers
                  & Traders Trust Co.)                                                5.20       11/15/2009          2,170

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                OHIO (0.3%)
                Franklin County Health Care Facilities RB,
    $ 1,425       Series 1997                                                         5.00%       7/01/2005     $    1,436
      1,000       Series 1997                                                         5.10        7/01/2006          1,022
        475       Series 1997                                                         5.15        7/01/2007            491
        600       Series 1997                                                         5.25        7/01/2008            625

                OKLAHOMA (0.5%)
        510     Holdenville Industrial Auth. RB, Series 1995 (ETM)                    6.35        7/01/2006            541
      6,000     State GO, Series 2003A (INS)                                          5.00        7/15/2010          6,657

                PENNSYLVANIA (0.7%)
      4,400     East Hempfield Township IDA RB, Series 1985                           5.25       12/01/2005          4,465
      3,990     Hampden IDA RB, Series 1999                                           4.70        1/01/2007          4,164

                SOUTH DAKOTA (0.1%)
      1,950     Sioux Falls Health Care Facilities RB, Series 2001                    4.50       10/01/2006          2,010

                TENNESSEE (0.1%)
      1,845     Springfield Hospital RB, Series 1998                                  4.90        8/01/2008          1,904

                TEXAS (8.1%)
      2,460     Affordable Housing Corp. RB, Series 2002A (INS)                       4.05        9/01/2007          2,502
      3,235     Austin Higher Education Auth. RB, Series 1998                         4.80        8/01/2009          3,402
                Bexar County Limited Tax GO,
      1,800       Series 1999                                                         4.35(a)     6/15/2006          1,738
      3,355       Series 1999                                                         4.45(a)     6/15/2007          3,143
                Duncanville ISD GO,
      2,095       Series 2001A (NBGA)                                                 4.31(a)     2/15/2007          1,984
      2,095       Series 2001A (NBGA)                                                 4.42(a)     2/15/2008          1,922
     13,100     Gulf Coast Waste Disposal Auth. RB, Series 2001                       4.20       11/01/2006         13,469
        750     Harlandale ISD School Refunding Bonds, Series 2000 (NBGA)             5.10(a)     8/15/2008            677
                Harrison County Health Facilities Development Corp. RB,
      1,010       Series 1998 (INS)                                                   4.80        1/01/2006          1,031
      1,055       Series 1998 (INS)                                                   4.80        1/01/2007          1,095
      1,110       Series 1998 (INS)                                                   4.90        1/01/2008          1,169
      3,000     Houston ISD GO, Series 1999A (NBGA)                                   4.55(a)     2/15/2009          2,642
                Houston ISD Public Facility Corp. RB (MLO),
      3,885       Series 1998A (INS)                                                  4.85(a)     9/15/2007          3,618
      3,885       Series 1998A (INS)                                                  4.90(a)     9/15/2008          3,498
      4,805       Series 1998B (INS)                                                  4.85(a)     9/15/2007          4,475
      5,260       Series 1998B (INS)                                                  4.90(a)     9/15/2008          4,735
      3,495     Lewisville RB, Series 1998 (INS)                                      5.00        9/01/2010          3,744
      8,150     Plano ISD GO, Series 2001 (NBGA)                                      4.42(a)     2/15/2008          7,476
     20,000     Public Finance Auth. RB, Series 2003A (INS)                           5.00       12/15/2008         21,817
     15,000     Turnpike Auth. RB, Series 2002                                        5.00        6/01/2008         16,192
                Wylie ISD GO,
      1,580       Series 2001 (ETM) (NBGA)                                            4.29(a)     8/15/2007          1,484
        800       Series 2001 (NBGA)                                                  4.29(a)     8/15/2007            747
        710       Series 2001 (ETM) (NBGA)                                            4.40(a)     8/15/2008            646
        675       Series 2001 (NBGA)                                                  4.40(a)     8/15/2008            610
      1,225       Series 2001 (ETM) (NBGA)                                            4.50(a)     8/15/2009          1,069
      2,155       Series 2001 (NBGA)                                                  4.50(a)     8/15/2009          1,861

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                U.S. VIRGIN ISLANDS (0.2%)
    $ 2,770     Public Finance Auth. RB, Series 2003A                                 4.00%      10/01/2007     $    2,854

                VIRGINIA (0.5%)
      3,000     Chesterfield County IDA PCRB, Series 1987C                            4.95       12/01/2007          3,077
                Newport News IDA IDRB,
      1,650       Series 2000                                                         5.50        9/01/2006          1,737
      2,000       Series 2000                                                         5.50        9/01/2008          2,207

                WISCONSIN (0.6%)
                Health and Educational Facilities Auth. RB,
        410       Series 1997                                                         5.10       12/15/2005            411
        430       Series 1997                                                         5.20       12/15/2006            430
        455       Series 1997                                                         5.25       12/15/2007            455
        475       Series 1997                                                         5.30       12/15/2008            475
      6,885     Kenosha GO, Series 1998B (INS)                                        4.50(a)    10/15/2008          6,190
                                                                                                                ----------
                Total fixed-rate instruments (cost: $490,773)                                                      508,710
                                                                                                                ----------
                PUT BONDS (28.6%)

                ARIZONA (2.6%)
                Maricopa County PCRB,
     10,000       Series 1994C                                                        1.95        5/01/2029          9,992
      8,500       Series 1994D                                                        1.88        5/01/2029          8,486
      6,000       Series 1994E                                                        1.88        5/01/2029          5,991
     10,000       Series 2000B                                                        2.90        6/01/2035          9,837

                CALIFORNIA (3.1%)
      6,320     Fresno MFH RB, Series 1997A                                           4.88        1/01/2028          6,497
      3,000     Health Facilities Financing Auth. RB, Series 2004H                    4.45        7/01/2026          3,090
                Pollution Control Financing Auth. RB,
     11,000       Series 1985A                                                        2.00        3/01/2008         10,889
      8,000       Series 1986D                                                        2.00        2/28/2008          7,920
                Statewide Communities Development Auth. RB,
      5,000       Series 1999F                                                        5.30        6/01/2029          5,337
      7,000       Series 2002D                                                        4.35       11/01/2036          7,216

                COLORADO (1.0%)
      3,000     Health Facilities Auth. RB, Series 2004B                              3.75        6/01/2034          3,002
     10,000     Regional Transportation District COP (MLO), Series 2002A (INS)        2.30       12/01/2022          9,991

                FLORIDA (1.9%)
     19,390     Hillsborough County IDA PCRB                                          4.00        5/15/2018         19,605
      3,000     Miami-Dade County School Board COP, Series 2003A (INS)                5.00        8/01/2027          3,233
      2,500     Univ. Athletic Association, Inc. RB, Series 2001 (LOC -
                  SunTrust Bank)                                                      2.80       10/01/2031          2,497

                GEORGIA (0.8%)
     10,000     Municipal Electric Auth. Subordinated Bonds, Series 2003B (INS)       5.00        1/01/2026         10,766

                ILLINOIS (0.9%)
     12,000     Educational Facilities Auth. RB, Series 2000A                         3.65        3/01/2034         12,037

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT        SECURITY                                                           RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                INDIANA (1.8%)
    $10,000     Development Finance Auth. PCRB, Series 1998A                          4.75%       3/01/2025     $   10,206
                Rockport PCRB,
      7,500       Series 2002A                                                        4.90        6/01/2025          7,740
      6,000       Series 2003C                                                        2.63        4/01/2025          5,963

                IOWA (0.6%)
      8,500     Chillicothe PCRB, Series 1998                                         3.60       11/01/2023          8,467

                KANSAS (0.6%)
      8,350     Burlington Environmental Improvement RB, Series 1998C                 2.38       10/01/2017          8,323

                LOUISIANA (0.4%)
      5,000     Offshore Terminal Auth. RB, Series 2001                               2.15       10/01/2021          4,995

                MASSACHUSETTS (0.8%)
      9,955     Health and Educational Facilities Auth. RB,
                  Series A (LOC - KBC Bank, N.V.)                                     4.50       10/01/2026         10,154

                MICHIGAN (1.4%)
                Hospital Finance Auth. RB,
      5,000       Series 1999A                                                        5.30       11/15/2033          5,253
      5,000       Series 1999A                                                        5.20       11/15/2033          5,124
      6,980     State COP (MLO), Series 2004A (INS)                                   5.00        9/01/2031          7,621

                NEW HAMPSHIRE (0.0%)(d)
        745     IDA Annual Tender Revenue Refunding Bonds, 1991 Series                3.00       10/15/2006            745

                NEW MEXICO (1.2%)
     16,000     Farmington PCRB, Series 2003B                                         2.10        4/01/2033         15,862

                NEW YORK (1.4%)
      9,400     Brookhaven IDA RB, Series 2001                                        4.38       11/01/2031          9,599
      8,000     Urban Development Corp. RB, Series 2003A                              5.25        1/01/2021          8,717

                OHIO (2.0%)
      2,000     Air Quality Development Auth. PCRB, Series 2002A                      3.38        1/01/2029          1,995
      2,015     Allen County Economic Development RB, Series 1998 (LOC -
                  National City Bank)                                                 3.00        4/15/2018          2,029
      4,840     Mahoning County Healthcare Facilities RB,
                  Series 2002 (LOC - Sky Bank)                                        4.00        4/01/2022          4,850
                Water Development Auth. PCRB,
     10,000       Series 1999A                                                        2.25        6/01/2033          9,939
      7,500       Series 1999B                                                        4.50        9/01/2033          7,570

                PENNSYLVANIA (0.4%)
      5,000     Derry Township Industrial and Commercial Development Auth. RB,
                  Series 2000A (LOC - PNC Bank, N.A.)                                 4.88       11/01/2030          5,059

                RHODE ISLAND (0.2%)
      2,405     Health and Educational Building Corp. RB,
                  Series 2003B (LOC - Citizens Bank of Rhode Island)                  2.55        9/15/2033          2,397

                SOUTH DAKOTA (0.6%)
      7,270     Rapid City Health Facility RB, Series 2001                            4.50       11/01/2021          7,470

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                TEXAS (5.3%)
                Brazos River Harbor Navigation RB,
   $ 8,500       Series 1991                                                          1.95%      10/01/2011     $    8,500
    15,000       Series 2002B-2                                                       4.75        5/15/2033         15,598
     1,275      Denton ISD Bonds GO, Series 2000 (NBGA)                               3.45        8/01/2030          1,274
                Lewisville RB,
     7,360        Series 1996 (PRE) (LOC - Wells Fargo Bank, N.A.)                    5.00        5/01/2021          7,540
     3,000        Series 2001 (PRE) (LOC - Wells Fargo Bank, N.A.)                    4.13        5/01/2031          3,101
                Port Development Corp. RB,
    15,100        Series 1985A (LOC - Mizuho Corporate Bank Ltd.)                     2.15       12/01/2005         15,100
     4,400        Series 1985B (LOC - Mizuho Corporate Bank Ltd.)                     2.15       12/01/2005          4,400
                Red River Education Finance Corp. RB,
    12,000        Series 2001                                                         2.75        3/01/2031         11,849
     2,500        Series 2004 (LOC - Allied Irish Banks plc)                          2.10       12/01/2034          2,444

                VIRGINIA (0.3%)
     3,750      Peninsula Ports Auth. Coal Terminal RB, Series 2003                   3.30       10/01/2033          3,750

                WISCONSIN (0.2%)
     3,000      Health and Educational Facilities Auth. RB,
                  Series 2004 (LOC - Citibank, N.A.)                                  5.00        1/01/2034          3,224

                WYOMING (1.1%)
    15,000      Lincoln County PCRB, Series 1991                                      3.40        1/01/2016         14,773
                                                                                                                ----------
                Total put bonds (cost: $375,846)                                                                   378,017
                                                                                                                ----------
                PERIODIC AUCTION RESET BONDS (1.3%)

                CALIFORNIA (0.2%)
     3,400      Statewide Communities Development Auth. COP, SAVRS (INS)              5.80       12/01/2028          3,400

                FLORIDA (0.9%)
     5,650      Brevard County Health Facilities Auth. RB, SAVRS,
                  Series 1998 (INS)                                                   5.50       12/01/2028          5,650
     5,950      Volusia County IDA RB, SAVRS, Series 1998 (INS)                       5.50       12/01/2028          5,950

                KENTUCKY (0.2%)
     2,200      Economic Development Finance Auth. RB, SAVRS, Series 1998 (INS)       5.50       12/01/2028          2,200
                                                                                                                ----------
                Total periodic auction reset bonds (cost: $17,200)                                                  17,200
                                                                                                                ----------
                VARIABLE-RATE DEMAND NOTES (31.0%)

                ARKANSAS (0.4%)
     5,175      Texarkana IDRB, Series 1991                                           3.25        3/01/2021          5,175

                CALIFORNIA (1.1%)
                Irvine Public Facilities and Infrastructure Auth. RB (MLO),
     4,060        Series 1985 (LOC - Bayerische Hypovereinsbank AG)                   2.04       11/01/2010          4,060
     2,865        Series 1987 (LOC - Bayerische Hypovereinsbank AG)                   2.04       11/01/2010          2,865
     7,060      Montebello Public Financing Auth. Lease RB (MLO),
                  Series 2004A (LOC - Union Bank of California, N.A.)                 2.06       12/01/2034          7,060
       500      State Economic Recovery Bonds, Series 2004C-16 (LIQ) (INS)            2.00        7/01/2023            500
       375      Statewide Communities Development Auth. RB,
                  Series 2001A (LOC - U.S. Bank, N.A.)                                2.18       10/01/2031            375

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                COLORADO (1.6%)
    $ 8,250     Denver City and County MFH RB, Series 1989 (LOC -
                  Commerzbank AG)                                                     2.20%      12/15/2014     $    8,250
      3,200     Educational and Cultural Facilities Auth. RB,
                  Series 2004 (LOC - Wells Fargo Bank, N.A.)                          1.99        7/01/2034          3,200
      9,260     Palomino Park Public Improvements Corp. RB,
                  Series 1995 (LOC - Commerzbank AG)                                  2.90       12/01/2035          9,260

                DELAWARE (1.3%)
      6,600     Economic Development Auth. IDA RB, Series 1984                        2.06       12/01/2014          6,600
     10,100     Economic Development Auth. RB, Series 1999A                           2.20        7/01/2024         10,100

                FLORIDA (2.2%)
      8,400     Collier County Health Facilities Auth. RB,
                  Series 2003C-1 (LOC - JPMorgan Chase Bank)                          2.19        1/01/2035          8,400
      8,565     Housing Finance Agency MFH RB,
                  Series 1991E (LOC - Key Bank, N.A.)                                 1.91       10/01/2005          8,565
      6,500     Jacksonville Health Facilities Auth. Hospital RB,
                  Series 2001 (LOC - Wachovia Bank, N.A.)                             2.12        8/15/2021          6,500
                Lee Memorial Health System Hospital RB,
      4,400       Series 1995A                                                        2.18        4/01/2025          4,400
      1,500       Series 1997B                                                        2.18        4/01/2027          1,500

                IDAHO (1.5%)
     19,885     American Falls Reservoir District RB, Series 2000                     2.10        2/01/2025         19,885

                ILLINOIS (0.9%)
      3,100     Educational Facilities Auth. RB,
                  Series 2001 (LOC - Harris Trust & Savings Bank)                     2.18       10/01/2031          3,100
      2,800     Health Facilities Auth. RB,
                  Series 2003 (LOC - JPMorgan Chase Bank)                             2.27       10/01/2022          2,800
      6,180     Naperville IDRB, Series 1992                                          2.40       12/01/2012          6,180
        310     West Frankfort Commercial Redevelopment RB                            3.10        4/01/2007            310

                INDIANA (0.3%)
      1,945     Huntington Economic Development RB,
                  Series 1998 (LOC - Wells Fargo Bank, N.A.)                          2.09       12/01/2025          1,945
      2,600     St. Joseph County Economic Development RB,
                  Series 2002 (LOC - Wells Fargo Bank, N.A.)                          2.09        6/01/2022          2,600

                IOWA (1.4%)
                Chillicothe PCRB,
      5,300       Series 1991                                                         2.55       11/01/2010          5,300
      2,400       Series 1992A                                                        2.55        3/01/2010          2,400
      1,785     Finance Auth. Museum Facilities RB, Series 2001
                  (LOC - Wells Fargo Bank, N.A.)                                      1.99        5/01/2012          1,785
      3,985     Finance Auth. RB, Series 1999
                  (LOC - Wells Fargo Bank, N.A.)                                      2.09        2/01/2019          3,985
      5,000     Storm Lake Higher Education Facilities RB,
                  Series 2000 (LIQ)                                                   2.14       11/01/2015          5,000

                KENTUCKY (0.1%)
      1,925     Middletown RB, Series 1999 (LOC - JPMorgan Chase Bank)                2.10        7/01/2012          1,925

                LOUISIANA (3.2%)
     12,600     Public Facilities Auth. MFH RB, Series 1991 (NBGA)                    2.30        7/01/2007         12,600
                Public Facilities Auth. RB,
     16,000       Series 1999 (LOC - Hibernia National Bank)                          2.05        9/01/2028         16,000

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
    $ 1,200       Series 2001B (LOC - Hibernia National Bank)                         2.09%       7/01/2023     $    1,200
      4,000       Series 2004 (LOC - Hibernia National Bank)                          2.01        9/01/2034          4,000
      8,000     West Baton Rouge Parish Industrial District No. 3 RB,
                  Series 1994B                                                        2.28       12/01/2016          8,000

                MICHIGAN (0.6%)
      7,300     Job Development Auth. PCRB,
                  Series 1985 (LOC - Sumitomo Mitsui Banking Corp.)                   4.50       10/01/2008          7,300

                MISSOURI (1.1%)
      5,003     Branson Creek Community Improvement District
                   Special Assessment Bonds,
                  Series 2002 (LOC - Union Planters Bank, N.A.)                       2.25        3/01/2022          5,003
      6,275     Health and Educational Facilities Auth. RB,
                  Series 2004A (LOC - Bank of America, N.A.)                          2.18        7/01/2029          6,275
      2,600     St. Louis Port Auth. IDRB,
                  Series 1989 (LOC - Banca Nazionale del Lavoro S.p.A.)               2.32        6/01/2006          2,600

                NEBRASKA (0.1%)
        400     Elementary and Secondary School Finance Auth. RB,
                  Series 2004A (LOC - Fifth Third Bank)                               2.18        9/01/2029            400
        995     Lancaster County Hospital Auth. Health Facilities RB,
                  Series 2000A (LOC - La Salle National Bank, N.A.)                   2.19        7/01/2030            995

                NEW JERSEY (0.2%)
      2,800     Economic Development Auth. RB,
                  Series 1998 (LOC - Bank of New York)                                2.17       12/01/2007          2,800

                NEW MEXICO (1.7%)
     22,865     Albuquerque Educational Facilities RB,
                  Series 2002 (LOC - Bank of America, N.A.)                           2.03       10/15/2016         22,865

                NEW YORK (1.8%)
      2,751     Dormitory Auth. RB,
                  Series 1993 (LOC - Landesbank Hessen-Thuringen)                     2.17        7/01/2023          2,751
      1,100     Long Island Power Auth. RB, Series 1998-3B (LOC - WestLB AG)          2.17        5/01/2033          1,100
      1,700     New York City GO, Fiscal 2005 C-3 (LIQ) (INS)                         1.97        8/15/2029          1,700
     15,000     New York City IDA, Fiscal 2004A, Floater Certificates,
                  Series 2004-921 (LIQ)(c)                                            2.19        5/01/2029         15,000
      2,585     Oswego County IDA RB,
                  Series 2003 (LOC - Manufacturers & Traders Trust Co.)               2.05        1/01/2024          2,585

                OHIO (2.7%)
                Air Quality Development Auth. RB,
     18,000       Series 1995A                                                        2.15        9/01/2030         18,000
      9,700       Series 1995B                                                        2.12        9/01/2030          9,700
      8,000     Marion County RB, Series 2002 (LOC - Sky Bank)                        2.49        9/01/2024          8,000

                OKLAHOMA (1.6%)
     21,600     Muskogee Industrial Trust PCRB, Series 1997A                          2.25        6/01/2027         21,600

                PENNSYLVANIA (1.7%)
      9,100     Berks County IDA RB, Series 1982 (NBGA)                               2.85        7/01/2016          9,100
     13,600     Montgomery County IDA RB, Series 2002 (LIQ) (INS)                     2.21       11/15/2029         13,600

                SOUTH CAROLINA (0.1%)
      1,100     Greenville County Industrial RB,
                  Series 1984 (LOC - Wells Fargo Bank, N.A.)                          1.99        7/01/2014          1,100

                TENNESSEE (0.3%)
      3,500     Hamilton County IDRB,
                  Series 1985 (LOC - Mizuho Corporate Bank Ltd.)                      2.49       11/01/2005          3,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

  PRINCIPAL                                                                         COUPON            FINAL         MARKET
     AMOUNT     SECURITY                                                              RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------
                TEXAS (1.0%)
    $ 7,980     Austin Higher Education Auth. RB,
                  Series 2000 (LOC - JPMorgan Chase Bank)                             2.18%       4/01/2025     $    7,980
      3,000     Polly Ryon Hospital Auth. RB,
                  Series 1999 (LOC - JPMorgan Chase Bank)                             2.05       11/01/2024          3,000
      2,500     San Antonio Education Facilities Corp. RB,
                  Series 2003A (LOC - JPMorgan Chase Bank)                            2.04       12/01/2023          2,500

                VERMONT (0.2%)
      2,485     Educational and Health Buildings Financing Agency RB,
                  Series 2004B (LOC - SunTrust Bank) (INS)                            2.07        1/01/2019          2,485

                VIRGINIA (0.3%)
        500     Clarke County IDA RB, Series 2000
                  (LOC - Wachovia Bank, N.A.)                                         1.99       12/01/2020            500
        500     Hampton Redevelopment and Housing Auth. MFH RB,
                  Series 1996A (NBGA)                                                 1.97        6/15/2026            500
      1,480     Peninsula Ports Auth. Coal Terminal RB,
                  Series 1987D (LOC - U.S. Bank, N.A.)                                2.17        7/01/2016          1,480
      1,500     Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                    2.16       12/01/2031          1,500

                WEST VIRGINIA (0.2%)
      3,100     Monongalia County Commercial Development RB,
                  Series 2004 (LOC - U.S. Bank, N.A.)                                 2.12       12/01/2012          3,100

                WISCONSIN (0.5%)
      6,800     Sheboygan PCRB, Series 1984                                           2.36        8/01/2014          6,800

                WYOMING (2.9%)
     22,485     Converse County PCRB, Series 1992                                     2.33        7/01/2006         22,485
                Sweetwater County PCRB,
      9,335       Series 1992A                                                        2.33        4/01/2005          9,335
      6,305       Series 1992B                                                        2.33       12/01/2005          6,305
                                                                                                                ----------
                Total variable-rate demand notes (cost: $409,769)                                                  409,769
                                                                                                                ==========

                TOTAL INVESTMENTS (COST: $1,293,588)                                                            $1,313,696
                                                                                                                ==========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Fund (the Fund).

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

          1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

          2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

          3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2004, were $22,018,000 and $1,910,000, respectively, resulting in net unrealized appreciation of $20,108,000.

      C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,321,496,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

      (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

      (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at December 31, 2004, was $16,117,000, which represented 1.2% of the Fund's net assets.

      (c) Restricted security that is not registered under the Securities
          Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

      (d) Represents less than 0.1% of net assets.

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48458-0205                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.